Summary of Significant Accounting Policies Inventory (Policies)	12 Months Ended
Dec. 28, 2013
Inventory Disclosure [Abstract]
Inventory, Policy [Policy Text Block]
Inventories: Inventories are stated at the lower of cost or market with cost determined using the first-in, first-out method. Inventories consisted of the following (in millions):

	December 28, 2013	December 29, 2012
Finished goods	$494	$416
Work in process	52	50
Raw materials	162	144
	$708	$610